Junior Subordinated Debentures and Subordinated Notes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Mar. 31, 2015	Dec. 31, 2011
Debt instrument
Junior subordinated debentures-Trust Securities with a rate of LIBOR plus 1.85% debentures payable to Parkway National Capital Trust 1 with stated maturity of 2036	3,093,000	$ 3,093,000	$ 3,093,000
Subordinated notes-unsecured notes with a fixed rate of 6% payable to entities of an affiliate with stated maturity of 2023 (less discount of $21-effective interest rate of 6.025%)	4,981,000	4,979,000	4,981,000
Face amount of subordinated notes issued to related party	5,000,000
Maximum
Debt instrument
Interest distribution quarterly periods	20
Junior subordinated debentures-Trust Securities | Fidelity Resource Company
Debt instrument
Debentures assumed in business combination				3,100,000
Subordinated notes-unsecured notes
Debt instrument
Face amount of subordinated notes issued to related party		5,000,000
Subordinated notes-unsecured notes | Affiliated entities
Debt instrument
Subordinated notes-unsecured notes with a fixed rate of 6% payable to entities of an affiliate with stated maturity of 2023 (less discount of $21-effective interest rate of 6.025%)	4,981,000	4,979,000
Fixed rate (as a percent)	6.00%	6.00%
Discount on related party debt	21,000	$ 21,000
Effective interest rate (as a percent)	6.025%	6.025%
Number of shares that warrants issued to related party may be converted into (in shares)		25,000
Exercise price of warrants issued to related party (in dollars per share)		$ 11
Price used to calculate fair value of warrants issued to related party (in dollars per share)		$ 0.80
LIBOR | Junior subordinated debentures-Trust Securities
Debt instrument
Margin (as a percent)	1.85%	1.85%
Parkway National Capital Trust 1 [Member]
Debt instrument
Basis of variable distribution rate	3-month LIBOR	3-month LIBOR
Basis spread on variable distribution rate (as a percent)	1.85%	1.85%
Distribution effective rate (as a percent)	2.09%	2.10%